FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.       Name and address of issuer:
                CUNA Mutual Variable Life Insurance Account
                2000 Heritage Way
                Waverly, Iowa  50677

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
         the issuer, check the box but do not list series or classes):      [X]

3.       Investment Company Act File Number:  811-3915

         Securities Act File Number:  333-148419, 333-148420 and 333-148424

4(a).    Last day of fiscal year for which this notice is filed:  December 31,
         2008

4(b).    [ ]    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    [ ]    Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)    Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                   $45,960,756

         (ii)   Aggregate price of securities
                redeemed or repurchased during the
                fiscal year:                          $60,986,066

         (iii)  Aggregate price of securities
                redeemed or repurchased during any
                prior fiscal year ending no earlier
                than October 11, 1995 that were not
                previously used to reduce
                registration fees payable to the
                Commission:                           $44,916,357

         (iv)   Total available redemption credits
                [add Items 5(ii) and 5(iii):                       -$105,902,423

         (v)    Net Sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                    $0

         (vi)   Redemption credits available for use
                in future years - if Item 5(i) is
                less than Item 5(iv) [subtract Item
                5 (iv) from Item 5(i)]:                (59,941,667)

         (vii)  Multiplier for determining
                registration fee (See Instruction
                C.9):                                               x   .0000393

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter "0"
                if no fee is due):                                  $0.00

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____0_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____0_____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                    $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                     Method of Delivery:

                           [ ] Wire Transfer
                           [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                    By: /s/ Jeff Post
                        --------------
                        Jeff Post, President and Chief Executive Officer CUNA Mutual Insurance Society

Date: March 12, 2009
      --------------